Cover	Jul. 13, 2022
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On July 18, 2022, Global SPAC Partners Co., a special purpose acquisition company incorporated as a Cayman Islands exempted company (“Global”), filed a Current Report on Form 8-K (the “Original 8-K”) to report, among other items, the consummation of Global’s business combination. This amendment (the “Amendment”) is being filed solely to amend the Original 8-K to remove an incorrect hyperlink to Exhibit 3.1 thereto and to attach Global’s Amended and Restated Memorandum and Articles of Association as Exhibit 3.1 hereto. Except as described above, this Amendment does not amend, update or change any other items or disclosures contained in the Original 8-K.
Document Period End Date	Jul. 13, 2022
Current Fiscal Year End Date	--12-31
Entity File Number	001-40320
Entity Registrant Name	GLOBAL SPAC PARTNERS CO.
Entity Central Index Key	0001821169
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	2093 Philadelphia Pike #1968
Entity Address, City or Town	Claymont
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	19703
City Area Code	650
Local Phone Number	560-4753
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one subunit and one-half of one redeemable warrant
Title of 12(b) Security	Units, each consisting of one subunit and one-half of one redeemable warrant
Trading Symbol	GLSPU
Security Exchange Name	NASDAQ
Subunits included as part of the units, each consisting of one Class A ordinary share $.0001 par value, and one-quarter of one redeemable warrant
Title of 12(b) Security	Subunits included as part of the units, each consisting of one Class A ordinary share $.0001 par value, and one-quarter of one redeemable warrant
Trading Symbol	GLSPT
Security Exchange Name	NASDAQ
Redeemable warrants
Title of 12(b) Security	Redeemable warrants
Trading Symbol	GLSPW
Security Exchange Name	NASDAQ